Financial Instruments and Risk Management - Estimation of Company Interest Rate (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Short-term investments		R$ 917	R$ 894
Securities		1,088	1,045
Advance for future delivery of energy supply		8,537	8,286
Restricted cash		106	367
CVA and Other financial components in tariff adjustments - Selic rate		7,453	5,701
Total assets		42,240	42,036
Liabilities
Loans and financings - CDI (Note 21)		(14,398)	(15,179)
Advance sales of energy supply-CDI (Note 8)		(8,663)	(11,447)
Liabilities		(27,910)	(29,102)
Net assets (liabilities) exposed		(46)	(407)	R$ 1,350	R$ 1,107
Renova [member]
Assets
Advance for future delivery of energy supply		32	136	551
Total assets		1,711	5,901	8,976
Liabilities
Advance sales of energy supply-CDI (Note 8)		(395)	(3,347)	(1,497)
Liabilities		(1,711)	(5,901)	R$ (8,976)
Book value [member]
Assets
CVA and Other financial components in tariff adjustments - Selic rate		4,376
Liabilities
CVA and Other Financial components in tariffs (Note 15)		(4,805)
Net assets (liabilities) exposed		(429)
Interest rate risk [member]
Assets
CVA and Other financial components in tariff adjustments - Selic rate		4,376	4,187
Liabilities
CVA and Other Financial components in tariffs (Note 15)		(4,805)	R$ (4,722)
Interest rate risk [member] | Probable scenario 1 [member]
Assets
Short-term investments	R$ 979
Securities	1,162
Advance for future delivery of energy supply	131
Total assets	4,315
Liabilities
Advance sales of energy supply-CDI (Note 8)	(201)
Adherence to Tax Anmesty Program (PRCT) (Note 20)	(302)
Liabilities	(8,762)
Net assets (liabilities) exposed	(4,447)
Net effect of variation in interest rates	(281)
Interest rate risk [member] | Probable scenario 1 [member] | Selic rate [member]
Assets
CVA and Other financial components in tariff adjustments - Selic rate	394
Interest rate risk [member] | Probable scenario 1 [member] | Eletrobras [member]
Assets
Credits owed by Eletrobras	5
Interest rate risk [member] | Probable scenario 1 [member] | Selic rate [member]
Assets
Receivable for residual value - Generation - SELIC (Note 15)	1,157
Liabilities
CVA and Other Financial components in tariffs (Note 15)	(443)
Interest rate risk [member] | Probable scenario 1 [member] | CDI rate[member]
Liabilities
Loans and financings - CDI (Note 21)	(7,689)
Interest rate risk [member] | Probable scenario 1 [member] | TJLP [member]
Liabilities
Loans and financings - CDI (Note 21)	(127)
Interest rate risk [member] | Probable scenario 1 [member] | Renova [member]
Assets
Accounts receivable - Renova (Note 29)	374
Interest rate risk [member] | Probable scenario 1 [member] | Advance For Future Delivery Of Energy Supply [Member]
Assets
Restricted cash	113
Interest rate risk [member] | Probable scenario 2 [Member]
Assets
Short-term investments	994
Securities	1,180
Advance for future delivery of energy supply	133
Total assets	4,382
Liabilities
Advance sales of energy supply-CDI (Note 8)	(204)
Adherence to Tax Anmesty Program (PRCT) (Note 20)	(307)
Liabilities	(8,900)
Net assets (liabilities) exposed	(4,518)
Net effect of variation in interest rates	(352)
Interest rate risk [member] | Probable scenario 2 [Member] | Selic rate [member]
Assets
CVA and Other financial components in tariff adjustments - Selic rate	400
Interest rate risk [member] | Probable scenario 2 [Member] | Eletrobras [member]
Assets
Credits owed by Eletrobras	5
Interest rate risk [member] | Probable scenario 2 [Member] | Selic rate [member]
Assets
Receivable for residual value - Generation - SELIC (Note 15)	1,175
Liabilities
CVA and Other Financial components in tariffs (Note 15)	(450)
Interest rate risk [member] | Probable scenario 2 [Member] | CDI rate[member]
Liabilities
Loans and financings - CDI (Note 21)	(7,810)
Interest rate risk [member] | Probable scenario 2 [Member] | TJLP [member]
Liabilities
Loans and financings - CDI (Note 21)	(129)
Interest rate risk [member] | Probable scenario 2 [Member] | Renova [member]
Assets
Accounts receivable - Renova (Note 29)	380
Interest rate risk [member] | Probable scenario 2 [Member] | Advance For Future Delivery Of Energy Supply [Member]
Assets
Restricted cash	115
Interest rate risk [member] | Scenario 3 [member]
Assets
Short-term investments	1,010
Securities	1,198
Advance for future delivery of energy supply	135
Total assets	4,451
Liabilities
Advance sales of energy supply-CDI (Note 8)	(207)
Adherence to Tax Anmesty Program (PRCT) (Note 20)	(312)
Liabilities	(9,039)
Net assets (liabilities) exposed	(4,588)
Net effect of variation in interest rates	(422)
Interest rate risk [member] | Scenario 3 [member] | Selic rate [member]
Assets
CVA and Other financial components in tariff adjustments - Selic rate	406
Interest rate risk [member] | Scenario 3 [member] | Eletrobras [member]
Assets
Credits owed by Eletrobras	5
Interest rate risk [member] | Scenario 3 [member] | Selic rate [member]
Assets
Receivable for residual value - Generation - SELIC (Note 15)	1,194
Liabilities
CVA and Other Financial components in tariffs (Note 15)	(457)
Interest rate risk [member] | Scenario 3 [member] | CDI rate[member]
Liabilities
Loans and financings - CDI (Note 21)	(7,932)
Interest rate risk [member] | Scenario 3 [member] | TJLP [member]
Liabilities
Loans and financings - CDI (Note 21)	(131)
Interest rate risk [member] | Scenario 3 [member] | Renova [member]
Assets
Accounts receivable - Renova (Note 29)	386
Interest rate risk [member] | Scenario 3 [member] | Advance For Future Delivery Of Energy Supply [Member]
Assets
Restricted cash	R$ 117
Interest rate risk [member] | Book value [member]
Assets
Short-term investments		917
Securities		1,088
Advance for future delivery of energy supply		123
Total assets		4,041
Liabilities
Advance sales of energy supply-CDI (Note 8)		(188)
Adherence to Tax Anmesty Program (PRCT) (Note 20)		(283)
Liabilities		(8,207)
Net assets (liabilities) exposed		(4,166)
Interest rate risk [member] | Book value [member] | Selic rate [member]
Assets
CVA and Other financial components in tariff adjustments - Selic rate		369
Interest rate risk [member] | Book value [member] | Eletrobras [member]
Assets
Credits owed by Eletrobras		4
Interest rate risk [member] | Book value [member] | Selic rate [member]
Assets
Receivable for residual value - Generation - SELIC (Note 15)		1,084
Liabilities
CVA and Other Financial components in tariffs (Note 15)		(415)
Interest rate risk [member] | Book value [member] | CDI rate[member]
Liabilities
Loans and financings - CDI (Note 21)		(7,202)
Interest rate risk [member] | Book value [member] | TJLP [member]
Liabilities
Loans and financings - CDI (Note 21)		(119)
Interest rate risk [member] | Book value [member] | Renova [member]
Assets
Accounts receivable - Renova (Note 29)		350
Interest rate risk [member] | Book value [member] | Advance For Future Delivery Of Energy Supply [Member]
Assets
Restricted cash		R$ 106